CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	Oct. 25, 2022 USD ($) $ / shares
Global Eduhub Holding Limited
Statement
Dividend paid | $	$ 4,965
Dividend paid per share | $ / shares	$ 4.965